Schedule of Incremental Lifetime ECL Impact (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
IFRS Statement [Line Items]
Incremental lifetime ECLs impact	$ 1,744	$ 1,780
12-month expected credit losses [member]
IFRS Statement [Line Items]
All performing loans and off-balance sheet instruments using 12-month ECLs	4,901	4,819
Stage One and Two [member]
IFRS Statement [Line Items]
Probability-weighted ECLs	$ 6,645	$ 6,599